LOANS PAYABLE - SBA - EIDL LOAN - Schedule of Future minimum principal repayments (Details) - EIDL - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
2023	$ 8,316	$ 1,460
2024	14,551	14,062
2025	15,106	14,826
2026	15,682	15,391
2027	16,280	15,979
Thereafter	730,065	738,282
Total	$ 800,000	$ 800,000